Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

06024063

Cert NYS

1-14045

February 15, 2006

15

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

27 2006

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LASALLE HOTEL PROPERTIES, 8% Series E Cumulative Redeemable Preferred Shares, $0.01 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 15, 2006. Tentative listing date – February 21, 2006.

Sincerely,

Paras Madho